Report Of The Directors Financial Review Risk Report - Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (Details)
£ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	£ 255,421
Financial assets, ending balance	269,168		£ 255,421
ECL income statement change for the period	(6)		5	£ (8)
Loans and advances to customers	72,614		91,177
Discontinued operations
Increase (decrease) in financial assets [abstract]
Loans and advances to customers	21,067
Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	10
Financial assets, ending balance	3,248		10
Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	10
Financial assets, ending balance	3,248		10
Debt instruments measured at FVOCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	8
Financial assets, ending balance	2,218		8
IFRS 9 | – asset held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	107	$ 23,072	0
IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39,814
Financial assets, ending balance	31,426		39,814
IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	54,448
Financial assets, ending balance	53,949		54,448
IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39,814
Financial assets, ending balance	31,426		39,814
Stage 1 | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Others	(4,000)		1,000
Stage 1 | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39,112
Financial assets, ending balance	30,968		39,112
Lifetime expected credit losses | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	702
Financial assets, ending balance	458		702
Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Gross carrying/nominal amount | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	432,006
Financial assets, ending balance	492,408		432,006
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	199,864		219,833
Transfers of financial instruments	0
New financial assets originated or purchased	47,763		72,348
Asset derecognised (including final repayments)	(30,949)		(61,036)
Changes to risk parameters – further lending/repayments	(18,874)		(20,935)
Assets written off	(165)		(157)
Credit related modifications that resulted in derecognition	(1)
Foreign exchange	6,596		(8,699)
Others	15,265		1,490
Financial assets, ending balance			199,864	219,833
Gross carrying/nominal amount | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	199,864
Financial assets, ending balance	188,969		199,864
Gross carrying/nominal amount | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	41,188
Financial assets, ending balance	29,248		41,188
Gross carrying/nominal amount | Loans and advances to customers and banks | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	90,869
Gross carrying/nominal amount | Loans and advances to customers and banks | Financial assets at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	21,325
Gross carrying/nominal amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	305,257
Financial assets, ending balance	360,624		305,257
Gross carrying/nominal amount | IFRS 9 | – asset held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	107	23,205	0
Gross carrying/nominal amount | IFRS 9 | Financial assets at amortised cost | – asset held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	23,205		0
Gross carrying/nominal amount | IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39,833
Financial assets, ending balance	31,450		39,833
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	432,006
Financial assets, ending balance	492,408		432,006
Gross carrying/nominal amount | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	202,137
Financial assets, ending balance	269,755		202,137
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements-non trading
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	30,005
Financial assets, ending balance	33,684		30,005
Gross carrying/nominal amount | IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	54,448
Financial assets, ending balance	53,949		54,448
Gross carrying/nominal amount | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39,833
Financial assets, ending balance	31,450		39,833
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	411,665
Financial assets, ending balance	469,825		411,665
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	179,612		184,715
Transfers of financial instruments	(14,449)		5,245
– transfers from stage 1 to stage 2	(25,027)		(8,431)
– transfers from stage 2 to stage 1	10,847		13,714
– transfers to stage 3	(340)		(93)
– transfers from stage 3	71		55
New financial assets originated or purchased	47,763		72,348
Asset derecognised (including final repayments)	(27,882)		(57,098)
Changes to risk parameters – further lending/repayments	(9,969)		(16,766)
Foreign exchange	5,764		(7,512)
Others	12,468		1,320
Financial assets, ending balance	168,371		179,612	184,715
Gross carrying/nominal amount | Stage 1 | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	39,122
Financial assets, ending balance	30,978		39,122
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	17,518
Financial assets, ending balance	19,721		17,518
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	17,471		31,726
Transfers of financial instruments	13,625		(5,617)
– transfers from stage 1 to stage 2	25,027		8,431
– transfers from stage 2 to stage 1	(10,847)		(13,714)
– transfers to stage 3	(600)		(401)
– transfers from stage 3	45		67
Asset derecognised (including final repayments)	(2,625)		(3,481)
Changes to risk parameters – further lending/repayments	(8,645)		(3,927)
Foreign exchange	744		(1,060)
Others	2,511		170
Financial assets, ending balance	18,059		17,471	31,726
Gross carrying/nominal amount | Lifetime expected credit losses | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	711
Financial assets, ending balance	472		711
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,821
Financial assets, ending balance	2,859		2,821
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,779		3,352
Transfers of financial instruments	824		372
– transfers to stage 3	940		494
– transfers from stage 3	(116)		(122)
Asset derecognised (including final repayments)	(442)		(454)
Changes to risk parameters – further lending/repayments	(261)		(213)
Assets written off	(165)		(152)
Credit related modifications that resulted in derecognition	(1)		0
Foreign exchange	88		(126)
Others	286
Financial assets, ending balance	2,536		2,779	3,352
Gross carrying/nominal amount | Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2
Financial assets, ending balance	3		2
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2		40
Asset derecognised (including final repayments)			(3)
Changes to risk parameters – further lending/repayments	1		(29)
Assets written off			(5)
Foreign exchange			(1)
Financial assets, ending balance	3		2	40
Gross carrying/nominal amount | Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,240)
Financial assets, ending balance	(1,370)		(1,240)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	218
Allowance for ECL | Financial instruments including loan commitments and financial guarantees | Discontinued operations
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	4
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,231)		(1,620)
Net remeasurement of ECL arising from transfer of stage	(5)		16
New financial assets originated or purchased	(30)		(55)
Asset derecognised (including final repayments)	127		135
Changes to risk parameters – further lending/repayments	29		180
Changes to risk parameters – credit quality	(385)		(115)
Changes to model used for ECL calculation	14		11
Assets written off	165		157
Credit related modifications that resulted in derecognition	1
Foreign exchange	(48)		59
Others	(130)		(1)
Financial assets, ending balance			(1,231)	(1,620)
ECL income statement change for the period	(250)		172
Recoveries	2		3
Others	28		(23)
Total ECL income statement change for the period			152
Allowance for ECL | Loans and advances to banks and customers, including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,231)
Financial assets, ending balance	(1,233)		(1,231)
Total ECL income statement change for the period	(220)		152
Allowance for ECL | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(19)
Financial assets, ending balance	(24)		(19)
Total ECL income statement change for the period	(5)		5
Allowance for ECL | Loans and advances to customers and banks | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(1,146)
Allowance for ECL | Loans and advances to customers and banks | Financial assets at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, ending balance	(131)
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,168)
Financial assets, ending balance	(1,283)		(1,168)
Allowance for ECL | IFRS 9 | – asset held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	$ (133)	0
Allowance for ECL | IFRS 9 | Financial assets at amortised cost | – asset held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	(133)		0
Allowance for ECL | IFRS 9 | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(19)
Financial assets, ending balance	(24)		(19)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,240)
Financial assets, ending balance	(1,370)		(1,240)
Total ECL income statement change for the period	217		(169)
Allowance for ECL | IFRS 9 | Financial instruments including loan commitments and financial guarantees | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9)
Financial assets, ending balance	(137)		(9)
Total ECL income statement change for the period	(3)		(1)
Allowance for ECL | IFRS 9 | – reverse repurchase agreements-non trading | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | IFRS 9 | Performance and other guarantees not considered for IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	6		18
Allowance for ECL | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(19)
Financial assets, ending balance	(24)		(19)
Allowance for ECL | Stage 1 | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(118)
Financial assets, ending balance	(85)		(118)
Allowance for ECL | Stage 1 | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(118)		(180)
Transfers of financial instruments	(26)		(66)
– transfers from stage 1 to stage 2	15		14
– transfers from stage 2 to stage 1	(42)		(78)
– transfers to stage 3	2		0
– transfers from stage 3	(1)		(2)
Net remeasurement of ECL arising from transfer of stage	29		43
New financial assets originated or purchased	(30)		(55)
Asset derecognised (including final repayments)	4		6
Changes to risk parameters – further lending/repayments	33		76
Changes to risk parameters – credit quality	32		54
Changes to model used for ECL calculation	4		2
Foreign exchange	(3)		2
Others	(4)
Financial assets, ending balance	(71)		(118)	(180)
ECL income statement change for the period	72		126
Allowance for ECL | Stage 1 | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(10)
Financial assets, ending balance	(10)		(10)
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(188)
Financial assets, ending balance	(217)		(188)
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(188)		(378)
Transfers of financial instruments	59		90
– transfers from stage 1 to stage 2	(15)		(14)
– transfers from stage 2 to stage 1	42		78
– transfers to stage 3	35		28
– transfers from stage 3	(3)		(2)
Net remeasurement of ECL arising from transfer of stage	(24)		(22)
Asset derecognised (including final repayments)	13		32
Changes to risk parameters – further lending/repayments	16		62
Changes to risk parameters – credit quality	(101)		7
Changes to model used for ECL calculation	10		9
Foreign exchange	(11)		10
Others	(26)		(2)
Financial assets, ending balance	(200)		(188)	(378)
ECL income statement change for the period	(86)		88
Allowance for ECL | Lifetime expected credit losses | Non credit – impaired | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(9)
Financial assets, ending balance	(14)		(9)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(932)
Financial assets, ending balance	(1,068)		(932)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(923)		(1,050)
Transfers of financial instruments	(33)		(24)
– transfers to stage 3	(37)		(28)
– transfers from stage 3	4		4
Net remeasurement of ECL arising from transfer of stage	(10)		(5)
Asset derecognised (including final repayments)	110		95
Changes to risk parameters – further lending/repayments	(20)		40
Changes to risk parameters – credit quality	(318)		(176)
Assets written off	165		152
Credit related modifications that resulted in derecognition	1
Foreign exchange	(34)		46
Others	(100)		1
Financial assets, ending balance	(962)		(923)	(1,050)
ECL income statement change for the period	(238)		(46)
Allowance for ECL | Lifetime expected credit losses | Stage 3 | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0		0
Allowance for ECL | Lifetime expected credit losses | POCI | Financial assets at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2)
Financial assets, ending balance	0		(2)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to banks and customers, including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(2)		(12)
Asset derecognised (including final repayments)			2
Changes to risk parameters – further lending/repayments			2
Changes to risk parameters – credit quality	2
Assets written off			5
Foreign exchange			1
Financial assets, ending balance	0		(2)	£ (12)
ECL income statement change for the period	2		4
Allowance for ECL | Lifetime expected credit losses | POCI | IFRS 9 | Debt instruments measured at FVOCI | Debt instruments measured at FVOCI
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	£ 0		£ 0